Summary of Revenues Disaggregated by Revenue Source (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue				¥ 84,809
Total revenue	¥ 107,413	$ 15,429	¥ 102,277
Online Marketing Services
Disaggregation of Revenue [Line Items]
Total revenue				73,146
Total revenue	78,093	11,217	81,912
Other Revenue iQIYI Membership Service
Disaggregation of Revenue [Line Items]
Total revenue				6,532
Total revenue	14,415	2,071	10,603
Other Revenue iQIYI Content Distribution
Disaggregation of Revenue [Line Items]
Total revenue				1,192
Total revenue	2,544	365	2,163
Other Revenue Interest Income Earned from Provision of Financial Services
Disaggregation of Revenue [Line Items]
Total revenue				1,658
Total revenue			1,724
Other Revenue Others
Disaggregation of Revenue [Line Items]
Total revenue				2,281
Total revenue	12,361	1,776	5,875
Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue				¥ 11,663
Total revenue	¥ 29,320	$ 4,212	¥ 20,365